Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6.  Property and Equipment

Property and equipment at December 31, 2022 and 2021 consists of the following (in thousands):

	2022	2021
Land and land improvements	$16,764	$15,588
Buildings and improvements	52,974	48,603
Machinery and equipment	8,567	7,122
Office furniture and fixtures	9,638	8,773
Vehicles	865	791
Construction in progress	11	1,448
	88,819	82,325
Less accumulated depreciation and amortization	(32,014)	(28,987)
Property and equipment, net	$56,805	$53,338

At December 31, 2022, the Company did not have any significant fixed contractual commitments for construction projects.